11. Investments (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfInvestmentsLineItems [Line Items]
Equity		R$ 21,635,783	R$ 19,551,688	R$ 17,513,009	R$ 15,419,211
Dividends distributed		800,352	673,765	598,612
Other comprehensive income		(363,076)	(10,994)	287,547
Profit for the year		3,367,517	2,835,068	2,519,310
Investments		53,187	44,587	36,932
Other comprehensive income		(17)	0	0
Sesamm
SummaryOfInvestmentsLineItems [Line Items]
Equity		45,923	43,547	39,262
Capital increase		0
Dividends distributed		(2,042)
Other comprehensive income		0
Profit for the year		6,485	5,621	2,707
Profit for the year - change in the equity	[1]		(2,067)
Investments		16,533	15,677
Capital increase		0
Dividends distributed - change in the equity		(735)
Other comprehensive income		0
Equity in the earnings of subsidiaries		R$ 2,335	2,023	R$ 975
Equity in the earnings of subsidiaries - change in the equity	[1]		R$ (744)
Interest percentage		36.00%	36.00%	36.00%
Águas de Andradina
SummaryOfInvestmentsLineItems [Line Items]
Equity		R$ 30,065	R$ 24,832	R$ 19,392
Capital increase		0
Dividends distributed		(2,038)
Other comprehensive income		0
Profit for the year		7,070	2,407	4,471
Profit for the year - change in the equity	[1]		201
Investments		9,020	7,450
Capital increase		0
Dividends distributed - change in the equity		(611)
Other comprehensive income		0
Equity in the earnings of subsidiaries		R$ 2,121	722	R$ 729
Equity in the earnings of subsidiaries - change in the equity	[1]		R$ 60
Interest percentage		30.00%	30.00%	30.00%
Águas de Castilho
SummaryOfInvestmentsLineItems [Line Items]
Equity		R$ 7,242	R$ 6,084	R$ 4,880
Capital increase		0
Dividends distributed		(609)
Other comprehensive income		0
Profit for the year		1,648	1,001	933
Profit for the year - change in the equity	[1]		119
Investments		2,172	1,826
Capital increase		0
Dividends distributed - change in the equity		(183)
Other comprehensive income		0
Equity in the earnings of subsidiaries		R$ 493	300	R$ 287
Equity in the earnings of subsidiaries - change in the equity	[1]		R$ 36
Interest percentage		30.00%	30.00%	30.00%
Saneaqua Mairinque
SummaryOfInvestmentsLineItems [Line Items]
Equity		R$ 4,783	R$ 5,720	R$ 4,327
Capital increase		0
Dividends distributed		(11)
Other comprehensive income		(55)
Profit for the year		(867)	(790)	390
Profit for the year - change in the equity	[1]		(4)
Investments		1,434	1,716
Capital increase		0
Dividends distributed - change in the equity		(3)
Other comprehensive income		(17)
Equity in the earnings of subsidiaries		R$ (260)	(237)	R$ 71
Equity in the earnings of subsidiaries - change in the equity	[1]		R$ (2)
Interest percentage		30.00%	30.00%	30.00%
Attend Ambiental
SummaryOfInvestmentsLineItems [Line Items]
Equity		R$ 7,486	R$ 1,426	R$ 5,169
Capital increase		24,277
Dividends distributed		0
Other comprehensive income		0
Profit for the year		(17,781)	(3,743)	1,324
Profit for the year - change in the equity	[1]		(436)
Investments		3,369	642
Capital increase		10,925
Dividends distributed - change in the equity		0
Other comprehensive income		0
Equity in the earnings of subsidiaries		R$ (8,002)	(1,684)	R$ 560
Equity in the earnings of subsidiaries - change in the equity	[1]		R$ (196)
Interest percentage		45.00%	45.00%	45.00%
Aquapolo Ambiental
SummaryOfInvestmentsLineItems [Line Items]
Equity		R$ 37,772	R$ 30,170	R$ 18,757
Capital increase		0
Dividends distributed		(8,681)
Other comprehensive income		0
Profit for the year		16,283	11,413	6,470
Profit for the year - change in the equity	[1]		0
Investments		18,508	14,783
Capital increase		0
Dividends distributed - change in the equity		(4,254)
Other comprehensive income		0
Equity in the earnings of subsidiaries		R$ 7,979	5,592	R$ 3,144
Equity in the earnings of subsidiaries - change in the equity	[1]		R$ 0
Interest percentage		49.00%	49.00%	49.00%
Paulista Geradora de Energia
SummaryOfInvestmentsLineItems [Line Items]
Equity		R$ 7,144	R$ 7,625	R$ 8,447
Capital increase		0
Dividends distributed		0
Other comprehensive income		0
Profit for the year		(481)	(822)	(22)
Profit for the year - change in the equity	[1]		0
Investments		1,786	1,905
Capital increase		0
Dividends distributed - change in the equity		0
Other comprehensive income		0
Equity in the earnings of subsidiaries		R$ (119)	(206)	R$ (6)
Equity in the earnings of subsidiaries - change in the equity	[1]		R$ 0
Interest percentage		25.00%	25.00%	25.00%
Total
SummaryOfInvestmentsLineItems [Line Items]
Investments		R$ 52,822	R$ 43,999
Capital increase		10,925
Dividends distributed - change in the equity		(5,786)
Other comprehensive income		(17)
Equity in the earnings of subsidiaries		4,547	6,510	R$ 5,760
Equity in the earnings of subsidiaries - change in the equity	[1]		(846)
Other investments
SummaryOfInvestmentsLineItems [Line Items]
Investments		R$ 365	R$ 588

[1]	Refer to changes in the equity of investees, as their financial statements for the year ended December 31, 2018 were issued, including some adjustments, after the Company's financial statements.